Income Taxes - Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	$ 550,042
Canada
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	276,252
United States
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	95,365
Mexico
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	53,192
Brazil
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	$ 125,233